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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               May 17, 2004
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ----
Form 13F Information Table Entry Total:                             11
                                                                 -----
Form 13F Information Table Value Total:                       $152,025
                                                               -------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                      Seemore Advisors LLC
                                                   Form 13F Information Table
                                                For Quarter Ended March 31, 2004


                                                                                                   Voting Authority
                                        Market                                                     ----------------
Name of           Title of              Value               SH/  PUT/  Investment  Other
Issuer            Class      Cusip      (x1000) Quantity    PRN  CALL  Discretion  Managers  Sole         Shared      None
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
CELL              COM        150934107    5,148    608,500  SH         SOLE                     608,500
THERAPEUTICS INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
DOR BIOPHARMA     COM        258094101      400    476,758  SH         SOLE                     476,758
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
FOREST OIL CORP   COM PAR    346091705      339     13,412  SH         SOLE                      13,412
                  $0.01
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
GEMSTAR-TV        COM        36866W106      171     25,550  SH         SOLE                      25,550
GUIDE INTL INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
IMCLONE SYS       COM        45245W109   31,414    619,000  SH         SOLE                     619,000
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
M&F               COM        552541104   11,207    818,600  SH         SOLE                     818,600
WORLDWIDE CORP
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
MARVEL            COM        57383M108   75,702  3,944,865  SH         SOLE                   3,944,865
ENTERPRISES INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
NEOSE             COM        640522108    6,705    713,285  SH         SOLE                     713,285
TECHNOLOGIES
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
OMEGA PROTEIN     COM        68210P107    1,454    200,000  SH         SOLE                     200,000
CORP
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
TV AZTECA S A DE  SPONSORED  901145102   16,651  1,767,600  SH         SOLE                   1,767,600
C V               ADR
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
YOUBET COM INC    COM        987413101    2,834    778,494  SH         SOLE                     778,494
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------

REPORT
SUMMARY:  11 DATA RECORDS               $152,025
          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED